Note 3. Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of October 31	2012	2011
Trade accounts receivable	$35,484	$37,203
Other receivables(a)	11,179	1,966
	46,663	39,169
Allowance for doubtful accounts	(175)	(170)
Accounts receivable	$46,488	$38,999